TAXATION - Unrecognized tax benefits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
TAXATION
Unrecognized tax benefits	$ 19,316	¥ 132,808	$ 15,472	¥ 106,376	¥ 44,353
Unrecognized tax benefits related to tax loss carry forwards	0	0		0
Unrecognized tax benefits if recognized that would affect effective tax rate	$ 2,429	¥ 16,698		¥ 463